Current assets - cash and cash equivalents - Summary of cash and cash equivalents (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 1,657	$ 5,241
Cash and cash equivalents	$ 1,657	$ 5,241	$ 7,361	$ 27,587